Operating Segments - Schedule of Segment Adjusted Gross Profit (Details) - EUR (€) € in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025
Solar [Member] | Italy [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	€ 2,282		€ 2,557		€ 4,998
Operating expenses	(391)		(231)		(541)
Depreciation and amortization expenses	(974)		(451)		(1,286)
Gross profit (loss)	917		1,875		3,171
Segment assets	205,207		99,231		178,687
Solar [Member] | USA [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	717		125		857
Operating expenses	(156)		(41)		(190)
Depreciation and amortization expenses	(866)				(755)
Gross profit (loss)	(305)		84		(88)
Segment assets	93,417		60,026		72,959
Subsidized Solar Plants [Member] | Spain [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	1,222		1,489		3,127
Operating expenses	(214)		(212)		(537)
Depreciation and amortization expenses	(491)		(458)		(921)
Gross profit (loss)	517		819		1,669
Segment assets	12,340		12,712		12,760
28 MW Solar [Member] | Spain [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	394		627		1,462
Operating expenses	(285)		(295)		(338)
Depreciation and amortization expenses	(476)		(505)		(1,010)
Gross profit (loss)	(367)		(173)		114
Segment assets	18,182		18,668		18,185
Talasol [Member] | Spain [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	8,339
Operating expenses	(1,959)
Depreciation and amortization expenses	(5,798)
Gross profit (loss)	582
Segment assets	204,448
Biogas [Member] | Netherlands [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	8,130		6,945		15,019
Operating expenses	(6,842)		(6,157)		(12,777)
Depreciation and amortization expenses	(453)		(1,359)		(1,044)
Gross profit (loss)	835		(571)		1,198
Segment assets	32,930		31,564		32,019
Dorad [Member] | Israel [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	15,195	[1]	28,086	[2]	64,019	[1]
Operating expenses	(11,732)	[1]	(22,047)	[2]	(48,448)	[1]
Depreciation and amortization expenses	(1,454)	[1]	(2,454)	[2]	(5,403)	[1]
Gross profit (loss)	2,009	[1]	3,585	[2]	10,168	[1]
Segment assets		[1]	104,648	[2]	107,260	[1]
Manara Pumped Storage [Member] | Israel [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues
Operating expenses
Depreciation and amortization expenses
Gross profit (loss)
Segment assets	259,495		184,393		201,062
Reportable Segments [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	36,279		48,221		106,846
Operating expenses	(21,579)		(31,253)		(67,596)
Depreciation and amortization expenses	(10,512)		(10,906)		(21,802)
Gross profit (loss)	4,188		6,062		17,448
Segment assets	826,019		726,458		833,426
Reconciliations [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	(15,195)		(28,085)		(64,019)
Operating expenses	11,731		22,047		48,188
Depreciation and amortization expenses	1,403		2,418		5,321
Gross profit (loss)	(2,061)		(3,620)		(10,510)
Segment assets	133,168		2,856		10,089
Segments Net of Consolidation [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	21,084		20,136		42,827
Operating expenses	(9,848)		(9,206)		(19,408)
Depreciation and amortization expenses	(9,109)		(8,488)		(16,481)
Gross profit (loss)	2,127		2,442		6,938
Project development costs	(810)		(2,870)		(2,649)
General and administrative expenses	(4,942)		(3,384)		(6,369)
Other income, net	1,802		1,431		3,599
Operating profit (loss)	(1,823)		(2,381)		1,519
Financing income	1,428		7,051		2,876
Financing expense in connection with derivatives and warrants, net	3,540		439		(3,917)
Financing expenses	(37,568)		(8,468)		(26,317)
Profit and Loss before taxes on income from continuing operations	(34,423)		(3,359)		(25,839)
Profit from discontinued operation (net of tax) 1	83,334	[1]	12	[2]	16,930	[2]
Segment assets	€ 959,187		729,314		843,515
Talasol Solar [Member] | Spain [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues			8,392		17,364
Operating expenses			(2,270)		(4,765)
Depreciation and amortization expenses			(5,679)		(11,383)
Gross profit (loss)			443		1,216
Segment assets			€ 215,216		€ 210,494

[1]	As a result of the sale of the Company’s indirect holdings in Ellomay Luzon Energy, the Company’s share of profits of Dorad was recognized only up to the date of signing of the sale agreement and presented as discontinued operations.
[2]	As a result of the sale of the Company’s indirect holdings in Ellomay Luzon Energy, the Company’s share of profits of Dorad was presented as discontinued operations.